As filed with the Securities and Exchange Commission on December 19, 2003

                                               File Nos. 333-62298 and 811-10401

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                     Pre-Effective Amendment No.                             [ ]

                     Post-Effective Amendment No.   2                        [X]
                                                   ----
                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                     Amendment No.   4
                                    ----

                                  ZODIAC TRUST
                                  ------------
               (Exact Name of Registrant as Specified in Charter)

                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
               (Address of Principal Executive Offices) (Zip Code)

                          (414) 287-3338 (Registrant's
                     Telephone Numbers, Including Area Code)

                            Elaine E. Richards, Esq.
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 2nd Floor
                           Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)

                                   Copies to:

                               Carol A. Gehl, Esq.
                               Godfrey & Kahn S.C.
                             780 North Water Street
                           Milwaukee, Wisconsin 53202
                                 (414) 273-3500

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

     It is proposed that this filing will become effective (check appropriate box):

[ ]             immediately upon filing pursuant to paragraph (b).
[X]             on December 29, 2003 pursuant to paragraph (b).
[ ]             60 days after filing pursuant to paragraph (a)(1).
[ ]             on (date) pursuant to paragraph (a)(1).
[ ]             75 days after filing pursuant to paragraph (a)(2).
[ ]             on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]             This  post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.






                         Conning Money Market Portfolio





                                 [LOGO] CONNING
                                        Asset Management





                                   PROSPECTUS

                                December 29, 2003







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Conning Money Market Portfolio                                         Contents

 Risk/Return Summary...........................................................3
    Investment Objective.......................................................3
    Principal Investment Strategies............................................3
    Principal Risk Considerations..............................................4
    Performance Information....................................................4
    Fee Table..................................................................5
    Example....................................................................6
    Additional Information on Risk.............................................7
 Your Account..................................................................8
    Net Asset Value............................................................8
    How to Buy Shares..........................................................8
    How to Sell Shares.........................................................9
    Shareholder Servicing Fees.................................................9
    General Transaction Policies..............................................10
 Distributions and Taxes......................................................11
    Dividends and Distributions...............................................11
    Taxation..................................................................11
 Management of the Portfolio..................................................13
    Advisory Services.........................................................13
    Historical Investment Results of the Adviser's
        Previously Managed Portfolios.........................................13
    Administrative Services...................................................14
    Custodian, Transfer and Dividend Disbursing Agent, and
        Accounting Services Agent.............................................14
    Distributor...............................................................14
 Financial Highlights.........................................................15
 Privacy Notice................................................Inside Back Cover



Risk/Return Summary

Investment Objective

The investment objective of the Conning Money Market Portfolio (the "Portfolio") is to seek current income with liquidity and stability of principal.

The investment objective of the Portfolio, which is an investment portfolio of Zodiac Trust (the "Trust"), as well as the principal investment strategies below, can be changed by the Trust's Board of Trustees without shareholder approval, although no change is currently anticipated.

Principal Investment Strategies

The Portfolio invests in a broad range of U.S. dollar-denominated money market instruments, including commercial paper, repurchase agreements, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits. The Portfolio is managed to maintain a stable share price of $1.00.


The Portfolio usually invests a substantial portion of its assets in unregistered commercial paper issued by corporations pursuant to Section 4(2) of the Securities Act of 1933. Because this type of commercial paper (which is commonly referred to as Section 4(2) paper) is unregistered, there are restrictions on its resale. Conning Asset Management Company, the Portfolio's investment adviser (the "Adviser"), will determine that a liquid trading market exists for any Section 4(2) paper purchased by the Portfolio and will continue to monitor the paper's liquidity as long as it is held by the Portfolio.


The Portfolio will only buy a money market instrument if it has the highest short-term rating at the time of purchase (i.e., A-1 and/or Prime-1) from at least two nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc. (or similar rating by another nationally recognized statistical rating organization), or only one such rating if only one organization has rated the instrument. If a money market instrument is not rated, the Adviser must determine that such investment presents minimal credit risks and is of comparable quality as eligible rated instruments.

(sidebar)
Money Market Instruments include, among other things, short-term obligations issued by U.S. and foreign banks, corporations, the U.S. Government and state and local governments. Money market instruments purchased by the Portfolio must meet strict requirements as to investment quality, maturity and diversification. The Portfolio generally does not invest in securities with maturities of more than 397 days and the average maturity of all securities held by the Portfolio must be 90 days or less. Prior to purchasing a money market instrument for the Portfolio, the Adviser must determine that the instrument carries very little credit risk.


Principal Risk Considerations

     Interest Rate Risk

The yield paid by the Portfolio will vary with short-term interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing interest rates.

     Credit Risk

Changes in the credit quality rating or changes in the issuer's financial condition can also affect the Portfolio. A default on a security or a repurchase agreement held by the Portfolio could cause the value of your investment to decline.


     Governmental Agency Risk

Obligations issued by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Freddie Mac and Fannie Mae) may not be guaranteed by or backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored entities if it is not obligated to do so by law.


     Liquidity Risk

Investment by the Portfolio in Section 4(2) paper could adversely affect the liquidity of the Portfolio during any period in which eligible investors are no longer interested in purchasing these securities.

     Management Risk

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance Information


The following performance information indicates some of the risks of investing in the Portfolio. The bar chart illustrates the Portfolio's performance for 2002, and the table illustrates the Portfolio's average annual total return for 2002 and since the Portfolio's commencement of operations. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. For additional information, please refer to "Historical Investment Results of the Adviser's Previously Managed Portfolios."

Calendar Year Total Returns*
[BAR CHART]

2002    0.89%

*The Portfolio's year-to-date total return as of September 30, 2003 was 0.23%.

During the period of time shown in the bar chart, the Portfolio's best quarters were the first, second and third quarters of 2002, up 0.24%, and its worst quarter was the fourth quarter 2002, up 0.18%.

Average Annual Total Returns as of December 31, 2002

------------------------------- ------------------ ------------------------
                                                       Since Inception
                                     One Year       (September 20, 2001)
------------------------------- ------------------ ------------------------
Conning Money Market Portfolio         0.89%              1.05%
------------------------------- ------------------ ------------------------

Please note that you may obtain the Portfolio's 7-day yield by calling 1-800-452-2724.


(sidebar)

The table on the right shows the fees and expenses that you will pay if you buy and hold shares of the Portfolio.

Fee Table

Shareholder Fees (fees paid directly from your investment)

                                      None

Annual Portfolio Operating Expenses (expenses that are deducted from the Portfolio's assets)


------------------------------------------------ -------------------------------
Management Fees                                           0.40%(1)
------------------------------------------------ -------------------------------
Distribution (12b-1) Fees                                 None
Other Expenses                                            1.04%(1,2)
     Shareholder Servicing Fees                  0.75%(3)
------------------------------------------------ -------------------------------
Total Annual Portfolio Operating Expenses                 1.44%(1)
------------------------------------------------ -------------------------------

1    Management  Fees,  Other  Expenses  and Total  Annual  Portfolio  Operating
     Expenses for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers have voluntarily or contractually agreed to waive a portion of their fees and/or reimburse the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio at a certain level. Management Fees, Other Expenses and Total Annual Portfolio Operating Expenses, after taking into account these fee waivers and expense reimbursements, are expected to be 0.12%, 0.84% and 0.96%, respectively. These fee waivers and expense reimbursements may be revised or cancelled at any time.
2 "Other Expenses" includes administration fees, shareholder servicing fees, transfer agency fees and all other ordinary operating expenses of the Portfolio.
3 The shareholder servicing fees paid by the Portfolio include both administrative support services and shareholder liaison services that are paid pursuant to a Shareholder Servicing Plan, which is described below under the heading "Shareholder Servicing Fees." The payment of administrative support services to shareholder servicing organizations under the Shareholder Servicing Plan may equal up to 0.50% of the Portfolio's average daily net assets, and the payment of shareholder liaison fees under the Shareholder Servicing Plan may equal up to 0.25% of the Portfolio's average daily net assets. The Adviser has a voluntary arrangement with certain shareholder servicing organizations that the Portfolio will not pay more than 0.66% of its average daily net assets in the aggregate for shareholder servicing fees. This waiver can be terminated at any time.



Example
(sidebar)

This example will help you compare the cost of investing in the Portfolio, before fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 Year            3 Years          5 Years          10 Years

       $147              $456              $787            $1,724




Additional Information on Risk

The principal risks of investing in the Conning Money Market Portfolio are described on the previous pages. The following supplements that discussion.

     Securities Lending

To obtain interest income, the Portfolio may lend its securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price, which could impact the performance of the Portfolio. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

     Liquidity Risk

Certain securities may be difficult or impossible to sell at the time and price that the Portfolio would like. The Portfolio may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. For example this risk applies to: variable and floating rate demand notes, variable amount demand securities, restricted securities, and short-term funding agreements which the Portfolio may purchase. Illiquid securities also include repurchase agreements and time deposits with notice/termination dates of greater than seven days and other securities traded in the U.S. which are subject to trading restrictions because they are not registered under the Securities Act of 1933. There may be no active secondary market for these securities. The Portfolio may invest up to 10% of its net assets at the time of purchase in securities that are illiquid. A domestically traded security which is not registered under the Securities Act of 1933 will not be considered illiquid if the Adviser determines an adequate investment trading market exists for that security. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Portfolio.

     Temporary Defensive Positions

During unfavorable market conditions, the Portfolio may temporarily hold up to 100% of its total assets in cash (which will not earn any income) and short-term obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. This strategy, which is not part of the Portfolio's principal investment strategies, could prevent the Portfolio from achieving its investment objective.

     Other Types of Investments


This prospectus describes the Portfolio's principal investment strategies and the particular types of securities in which the Portfolio principally invests. The Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies and the risks involved are described in detail in the statement of additional information ("SAI") referred to on the back cover of this prospectus.




Your Account

Net Asset Value

Shares of the Portfolio are sold at their net asset value (NAV). The NAV for shares of the Portfolio is determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on every business day. The NAV is determined by adding the value of the Portfolio's investments, cash and other assets, subtracting the Portfolio's liabilities and then dividing the result by the total number of shares of the Portfolio that are outstanding. The Portfolio's investments are valued at amortized cost, which is approximately equal to market value.

(sidebar)
Business Days Defined


A business day is any day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank's Fedline System are open for business. Currently, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


How to Buy Shares

Shares of the Portfolio are sold without any sales charge through broker-dealers or other financial advisers acting on behalf of their customers. It is the responsibility of your broker-dealer or financial adviser to transmit your purchase order to the Portfolio on a timely basis and provide account statements in accordance with the procedures stated below.

The Portfolio does not have any minimum investment requirements for shares of the Portfolio but your broker-dealer or financial adviser may. They may also charge transaction fees and require you to maintain a minimum account balance.


A properly placed purchase order that is received by the Portfolio on any business day prior to 1:45 p.m. (Eastern time) receives the share price next determined after receipt of the order, and the investor will become a shareholder of record as of the date of purchase, if the Portfolio receives payment in federal funds or other immediately available funds by 4:00 p.m. (Eastern time) that day. A properly placed purchase order that is received by the Portfolio on any business day after 1:45 p.m. (Eastern time) will receive the share price determined as of 4:00 p.m. (Eastern time) that day, and the investor will become a shareholder of record on the next business day, provided that the Portfolio receives payment in federal funds by 4:00 p.m. (Eastern time) that day. If payment for an order is not received by 4:00 p.m. (Eastern time), the order will be cancelled.


     Additional Information on Buying Shares

o    The  Portfolio  and  its  transfer  agent  are  not   responsible  for  the
     consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

o Federal regulations, with some exceptions, require that each investor provide a Social Security number or other certified taxpayer identification number upon opening or reopening an account. The Portfolio reserves the right to reject applications without such a number or an indication that a number has been applied for. If a number has been applied for, the number must be provided and certified within sixty days of the date of the application. Any accounts opened without a proper number will be subject to backup withholding tax on all liquidations and dividend and capital gain distributions.


o In compliance with the USA PATRIOT Act of 2001, please note that the Portfolio's transfer agent will verify certain information on your account application as part of the Portfolio's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Portfolio's transfer agent at 1-800-452-2724 if you need additional assistance when completing your application.

     If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Portfolio may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.


o Payment for shares of the Portfolio in the amount of $1,000,000 or more may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the Portfolio.


o The Portfolio will not accept payment in cash, including cashier's check or money orders, unless the cashier's checks or money orders are in excess of $10,000. Also, to prevent check fraud, the Portfolio will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.


How to Sell Shares

Orders to sell or "redeem" shares of the Portfolio should be placed with the same broker-dealer or financial adviser that placed the original purchase order in accordance with the procedures established by that broker-dealer or financial adviser. Your broker-dealer or financial adviser is responsible for sending your redemption order to the Portfolio on a timely basis and for crediting your account with the redemption proceeds. The Portfolio does not currently charge for wiring redemption proceeds, but your broker-dealer or financial adviser may.

Shares of the Portfolio will be sold at the NAV next determined after the Portfolio receives an order (see above). If the order to sell is received by the Portfolio before 12:00 p.m. (Eastern time) on a business day, the proceeds are sent electronically the same day to the broker-dealer or financial adviser that placed the order. If the order to sell is received by the Portfolio after 12:00 p.m. (Eastern time) on a business day or anytime on a non-business day, the proceeds normally are sent electronically to the broker-dealer or financial adviser on the next business day.

(sidebar)
Selling Recently Purchased Shares

If you attempt to sell shares you recently purchased with a personal check, the Portfolio may delay payment of your request until it collects payment for those shares purchased by check. This process may take up to 12 days from the purchase date, so if you plan to sell shares shortly after purchasing them, you may want to consider purchasing them via electronic transfer to avoid delay.

Shareholder Servicing Fees


Under the Portfolio's Shareholder Servicing Plan, the Portfolio can pay, on an annual basis, up to 0.25% for shareholder liaison services and up to 0.50% for administrative support services out of the Portfolio's average daily net assets. These fees are paid to broker-dealers and financial advisers that provide such services to their customers who own shares of the Portfolio. Shareholder liaison services include, among other things, responding to customer inquiries or providing information to customers on their investments. Administrative support services include those services not typically associated with shareholder liaison support, such as assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments. Because the shareholder servicing fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Adviser has a voluntary arrangement with certain shareholder servicing organizations that the Portfolio will not pay more than 0.66% of its average daily net assets in the aggregate for shareholder liaison and/or administrative support services. This waiver can be terminated at any time.


General Transaction Policies

The Portfolio reserves the right to:

o Refuse any order to buy shares. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareholder is unable to contact the transfer agent by telephone, shares may also be redeemed by delivering the redemption request to the transfer agent in writing.

o Send redemption proceeds within seven calendar days after receiving a request, if an earlier payment could adversely affect the Portfolio.

o Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Portfolio may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, a shareholder may incur brokerage costs in converting these securities to cash. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Portfolio's NAV, the Portfolio has the right to redeem your shares by giving you securities instead of cash.


o Permit payment for shares of the Portfolio in the form of securities that are permissible investments for the Portfolio as described in this prospectus. For more information, contact the Portfolio at 1-800-452-2724.




Distributions and Taxes

Dividends and Distributions


The Portfolio declares dividends from net investment income daily and pays them monthly. Shares of the Portfolio begin earning dividends on the day an investor becomes a shareholder of record (as described in the "How to Buy Shares" section) through the day before the redemption order for such shares is received by the Portfolio's transfer agent. Although the Portfolio does not expect to realize net long-term capital gains, any realized capital gains would be distributed at least annually.

All of your dividends and capital gains distributions will be reinvested automatically in additional shares of the Portfolio, unless you instruct otherwise on your account application or you have redeemed all shares of the Portfolio held in your account. In such cases, dividends and distributions will be paid in cash.


Taxation

As with any investment, you should consider the tax implications of an investment in the Portfolio. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

     Federal Taxes


     The Portfolio contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over net short-term capital loss). Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Portfolio distributions, including amounts attributable to dividends (excluding qualified dividend income), interest and short-term capital gains of the Portfolio, will generally be taxable as ordinary income. Distributions of qualified dividend income generally will be taxable at long-term capital gain rates. You will be subject to income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

     You will recognize taxable gain or loss on a sale or redemption of your shares based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. The one major exception to these tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     State and Local Taxes


     Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of the Portfolio's distributions, if any, that are attributable to interest on federal government securities or interest on securities of the particular state or localities within the state.


The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different U.S. federal income tax treatment. For more information regarding the taxation of the Portfolio, consult the SAI under the heading "Additional Information Concerning Taxes." You should also consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

(sidebar)
You will be advised at least annually regarding the federal income tax treatment of dividends and distributions made to you. You should save your account statements because they contain information you will need to calculate your capital gains or losses, if any, upon your ultimate sale of shares in the Portfolio.


Management of the Portfolio

Advisory Services


The Adviser, Conning Asset Management Company, serves as the investment adviser to the Portfolio. The Adviser, with principal offices located at City Place II, 185 Asylum St., Hartford, CT 06103-4105, is an indirect subsidiary of Conning Corporation. The Adviser has extensive investment management experience and as of September 30, 2003 had approximately $35.9 billion in assets under contract.

The Adviser, subject to the general supervision of the Portfolio's Board of Trustees, is responsible for the day-to-day management of the Portfolio in accordance with the Portfolio's investment objective and policies. This includes establishing the Portfolio's general investment criteria and policies, making investment decisions, buying and selling securities, and overseeing the administration and recordkeeping for the Portfolio. In exchange for these services, for the fiscal year ended August 31, 2003, the Adviser received an investment advisory fee in an amount equal to 0.12% of the Portfolio's average daily net assets, net of waiver.

The Adviser is authorized to allocate purchase and sale orders for portfolio securities to shareholder servicing organizations, including, in the case of agency transactions, shareholder servicing organizations which are affiliated with the Adviser, to take into account the sale of Portfolio shares if the Adviser believes that the quality of the transaction and the amount of the commission are comparable to what they would be with other qualified brokerage firms.


Historical Investment Results of the Adviser's Previously Managed Portfolios


The table below shows certain performance data relating to investment results of the Adviser's previously managed portfolios. These portfolios were each registered investment companies and were managed using the same investment objective, strategies and techniques as those specified for the Portfolio. The Conning Money Market Portfolio, a separate portfolio of Mercantile Mutual Funds, Inc. (the "Predecessor Mercantile Portfolio"), began operations on February 16, 1999, and was reorganized on July 2, 2001 as a separate portfolio of Firstar Funds, Inc. (the "Predecessor Firstar Portfolio") (each a "Predecessor Portfolio," collectively the "Predecessor Portfolios"). The Predecessor Portfolios were managed by different investment advisers for the periods shown below until September 20, 2001, although the Adviser has always been the sub-adviser to the Predecessor Portfolios and has had the decision making authority with regard to each portfolio's investments and day-to-day management.


The performance information set forth below reflects the performance of the Predecessor Portfolios, which includes reinvestment of dividends and distributions and any fee waivers in effect. If these fee waivers had not been in effect, the Predecessor Portfolios' performance would be reduced. The Predecessor Portfolios were subject to virtually the same types of expenses, diversification requirements, specific tax restrictions, and investment limitations to which the Portfolio is subject. Please remember that past performance is not indicative of future results.

Average Annual Total Returns for the periods ended December 31, 2000

                                                          Since
                                            1 Year      Inception*
Conning Money Market Portfolio              5.67%         5.08%
(Predecessor Mercantile Portfolio)

*February 16, 1999.

The Predecessor Portfolios' performance for the period January 1, 2001 through June 30, 2001 was 2.13%.

Administrative Services


U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as the Portfolio's Administrator and receives fees for those services.


Custodian, Transfer and Dividend Disbursing Agent, and Accounting Services Agent


USBFS also provides transfer agency, dividend disbursing agency and accounting services for the Portfolio and receives fees for these services. Inquiries to the transfer agent may be sent to: U.S. Bancorp Fund Services, LLC, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011. U.S. Bank, N.A., 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, provides custodial services for the Portfolio and receives fees for those services. Neither the Custodian nor USBFS assists in, or is responsible for, investment decisions involving the Portfolio.


Distributor


Quasar  Distributors,  LLC  ("Quasar"),  615 East  Michigan  Street,  Milwaukee,
Wisconsin, 53202, serves as distributor and principal underwriter to the Portfolio. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Portfolio are offered on a continuous basis. The Custodian, Quasar and USBFS are affiliated entities.





Financial Highlights


The financial highlights table below shows the Portfolio's financial performance information for each of the fiscal periods from its commencement of operations to August 31, 2003. Certain information reflects financial results for a single share of the Portfolio. The total returns in the table represent the rate that you would have earned or lost on an investment in the Portfolio (assuming you reinvested all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors of the Portfolio, whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.


----------------------------------------------------- ---------------------    ---------------------
Conning Money Market Portfolio                             Year Ended              Period Ended
                                                        August 31, 2003         August 31, 2002(A)
----------------------------------------------------- ---------------------    ---------------------

Net Asset Value, Beginning of Period                          $1.00                   $1.00
                                                              -----                   -----
Investment Activities:
    Net investment income                                       --(B)                  0.01
    Net realized gain on investments                            --                     --(B)
                                                              -----                   -----
    Total from Investment Activities                            --(B)                  0.01
                                                              -----                   -----
Distributions:
    Net investment income                                       --(B)                 (0.01)
    Net realized gain on investments                            --                     --(B)
                                                              -----                   -----
    Total Distributions                                         --(B)                 (0.01)
                                                              -----                   -----
Net Asset Value, End of Period                                $1.00                   $1.00
                                                              =====                   =====
Total Return                                                   0.47%                 1.09%(C)
Ratios/Supplementary Data:
Net assets at end of period (000)                           $198,583                 $232,867
Ratio of expenses to average net assets                        0.96%(D)(E)             0.97%(D)(E)
Ratio of net investment income to average net assets           0.48%(D)(E)             1.12%(D)(E)
----------------------------------------------------- --------------------- -- ---------------------

(A)  Portfolio commenced operations on September 20, 2001.
(B)  Less than one cent per share.
(C)  Not annualized.
(D)  Annualized
(E) Net of fees voluntarily and contractually reduced. The effect of the voluntary waivers was 0.37% and the effect of the contractual waiver was 0.11% for each period. If such fee reductions had not occurred, the ratio of net expenses to average net assets would have been 1.44% and 1.45% and the ratio of net investment income to average net assets would have been 0.00% and 0.64% for the periods ended August 31, 2003 and August 31, 2002, respectively.


Privacy Notice

The Portfolio collects non-public information about you from the following sources:

     o    Information we receive about you on applications or other forms;

     o    Information you give us orally; and

     o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.


Where to Find More Information

You can find more information about the Conning Money Market Portfolio in the following documents:


Annual and Semi-Annual Reports
The Portfolio's annual and semi-annual reports contain more information about the Portfolio and its performance.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolio and its policies. By law, the SAI is incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents,  request other information about the
Portfolio   and  make   shareholder   inquiries  by  calling  the  Portfolio  at
1-800-452-2724 or by writing to:


Conning Money Market Portfolio
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 3011 Milwaukee
Wisconsin 53201-3011


If you buy your shares through a broker-dealer or financial adviser, you may contact your broker-dealer or financial adviser for more information.


You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. The SEC will charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you are there. For information about the operation of the Public Reference Room, please call the SEC at the number listed below.


Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Conning Money Market Portfolio are also available on the EDGAR Database on the SEC's website at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.


Investment Company Act File No.: 811-10401


                       Statement of Additional Information

                         Conning Money Market Portfolio
                            A Series of Zodiac Trust



                                December 29, 2003


     This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the prospectus dated December 29, 2003 ("Prospectus"), for shares of the Conning Money Market Portfolio (the "Portfolio") and is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus for the Portfolio may be obtained by writing the Portfolio c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, P.O. Box 3011, Milwaukee, Wisconsin, 53201-3011 or by calling 1-800-452-2724.

     The audited financial statements for the Portfolio for the fiscal year ended August 31, 2003 are incorporated by reference to the Portfolio's August 31, 2003 Annual Report.




                                TABLE OF CONTENTS


ORGANIZATION OF THE TRUST AND PORTFOLIO........................................3
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS.....................3
   Portfolio Transactions......................................................4
   Investment Strategies and Risks.............................................5
   Fundamental Investment Limitations.........................................14
NET ASSET VALUE...............................................................15
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................16
ADDITIONAL INFORMATION CONCERNING TAXES.......................................17
MANAGEMENT OF THE TRUST.......................................................18
   Trustees and Officers......................................................18
   Advisory Services..........................................................22
   Administration Services....................................................24
   Distributor................................................................25
   Shareholder Services.......................................................26
   Custodian, Transfer Agent and Fund Accountant..............................27
PROXY VOTING..................................................................28
EXPENSES......................................................................29
INDEPENDENT AUDITORS .........................................................29
LEGAL COUNSEL.................................................................29
PERFORMANCE CALCULATIONS......................................................29
ANTI-MONEY LAUNDERING PROGRAM.................................................31
FINANCIAL STATEMENTS..........................................................32



                     ORGANIZATION OF THE TRUST AND PORTFOLIO

     Zodiac Trust (the "Trust") is an open-end management investment company, or mutual fund, organized as a Delaware business trust on May 29, 2001. The Portfolio is the first of any number of series, or mutual funds, that may be formed by the Trust. The Portfolio is a diversified series and has its own investment objectives and policies. The Trust may start another series and offer shares of a new portfolio under the Trust at any time.

     The Trust is authorized to issue an unlimited number of interests (or shares). Interests in the Portfolio are represented by shares of beneficial interest each with a par value of $0.001. If the Trust should add additional series, shares of each series would have equal voting rights and liquidation rights, and would be voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular portfolio. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares.

     Each share of the Portfolio represents an equal proportionate interest in the assets and liabilities belonging to the Portfolio with each other share of the Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. If the Trust adds additional series, the shares would not have cumulative voting rights or any preemptive or conversion rights, and the Trustees would have the authority from time to time to divide or combine the shares of any portfolio into a greater or lesser number of shares of that portfolio so long as the proportionate beneficial interests in the assets belonging to that portfolio and the rights of shares of any other portfolio are in no way affected. Additionally, in case of any liquidation of a portfolio, the holders of shares of the portfolio being liquidated would be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that portfolio. Expenses attributable to any portfolio would be borne by that portfolio. Any general expenses of the Trust not readily identifiable as belonging to a particular portfolio would be allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     The assets of the Portfolio received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Portfolio. In the event of the dissolution or liquidation of the Portfolio, the holders of shares of the Portfolio are entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

     The following discussion supplements the description of the Portfolio's investment strategies, risks and management policies set forth in the "Investment Objective," "Principal Investment Strategies" and "Principal Risks" sections of the Prospectus and describes various additional investment strategies and policies of the Portfolio. The Portfolio will comply with the various requirements of Rule 2a-7 under the 1940 Act. In particular, the Portfolio will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized rating organization according to Rule 2a-7. In addition, you should be aware of the risks described below. Except for the fundamental investment limitations listed below, the Portfolio's investment strategies and policies are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

Portfolio Transactions

     Subject to the general supervision of the Board of Trustees, Conning Asset Management Company (the "Adviser") is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolio. Securities purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. With respect to over-the-counter transactions, the Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere.

     The Portfolio may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolio will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be in the Portfolio's interests.

     The Portfolio does not intend to seek profits from short-term trading. Because the Portfolio will invest only in short-term debt instruments, its annual portfolio turnover rate will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the Portfolio's net investment income.


     The Advisory Agreement (the "Agreement") between the Trust and the Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Agreement authorizes the Adviser to cause the Portfolio to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Portfolio. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.


     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable to it by the Portfolio. The Trustees will periodically review the commissions paid by the Portfolio to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Portfolio. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Portfolio may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.


     Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Adviser, Quasar Distributors, LLC (the "Distributor") or an affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal. In addition, the Portfolio will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Distributor, the Adviser or an affiliated person of either of them, is a member, except to the extent permitted by the Securities and Exchange Commission ("SEC").


Investment Strategies and Risks

     Repurchase Agreements. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). During the term of the agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price. Default or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year. Although the Portfolio does not presently intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolio does have authority to do so subject to its limitation on the purchase of illiquid securities.

     The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Portfolio's custodian or in the Federal Reserve/Treasury book-entry system or other authorized securities depository. Repurchase agreements are considered to be loans under the 1940 Act.


     Reverse Repurchase Agreements. The Portfolio may borrow money from banks or through reverse repurchase agreements to the extent allowed (as described under "Additional Investment Limitations" below) to meet shareholder redemptions. These strategies involve leveraging. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. As a result, the Portfolio's share price may be subject to greater fluctuation until the borrowing is paid off.

     Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time the Portfolio enters into a reverse repurchase agreement (an agreement under which the Portfolio sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price
(including accrued interest), and will subsequently monitor the account to insure that such value is maintained. Reverse repurchase agreements involve the risks that the interest income earned by the Portfolio (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Portfolio may decline below the price of the securities it is obligated to repurchase and that the securities may not be returned to the Portfolio.


     Investment Companies. The Portfolio may invest from time to time in securities issued by other investment companies that invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by the Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Portfolio's shareholders. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

     U.S. Government Obligations. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, the Portfolio may, when deemed appropriate by the Adviser, invest in short-term obligations issued by state and local governmental issuers
("municipal obligations") that meet the quality requirements described in the Prospectus and, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

     Examples of the types of U.S. Government obligations that may be held by the Portfolio include: U.S. Treasury bills, notes and bonds (including zero coupon bonds), the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business
Administration,  Government  National  Mortgage  Association,  General  Services
Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, Resolution Trust Corporation and International Bank for Reconstruction and Development.

     Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     Bank Obligations. The Portfolio may purchase obligations of issuers in the banking industry, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks in amounts not in excess of 25% of its assets where the Adviser deems the instrument to present minimal credit risks. (See "Foreign Securities" below.) The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the value of its total assets.

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.


     Obligations of foreign banks and foreign branches of U.S. banks may include Eurodollar Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits, which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances, which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.


     Restricted and Illiquid Securities. The Portfolio will not invest more than 10% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, Section 4(2) paper (as discussed in the Prospectus), and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to Rule 144A are subject to the 10% limit (unless the Adviser, pursuant to guidelines established by the Board of Trustees, determines that a liquid market exists). Rule 144A securities are restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act. The Portfolio may treat a Rule 144A security as liquid if determined to be so under procedures adopted by the Board. While these holdings may offer more potential for growth, they may present a higher degree of business and financial risk, which can result in substantial losses. The Portfolio may have difficulty valuing these holdings and may be unable to sell these holdings at the time or price desired.


     The Adviser monitors the liquidity of restricted securities in the Portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers and mechanics of transfer).


     When-Issued Purchases and Forward Commitments. The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit the Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued purchases and forward commitment transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date.

     When-issued and forward commitment transactions are made to secure what is considered to be an advantageous price or yield for the Portfolio. When the Portfolio agrees to purchase or sell securities on a when-issued or forward commitment basis, cash or liquid portfolio securities having a value (determined daily) at least equal to the amount of the Portfolio's commitments will be designated on the Portfolio's books and records. In the case of a forward commitment to sell portfolio securities, portfolio securities will be designated on the Portfolio's books and records while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

     The Portfolio does not intend to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities. The Portfolio will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases, the Portfolio may realize a capital gain or loss.

     When the Portfolio engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain an advantageous price.

     The value of the securities underlying such commitments to purchase or sell securities, and any subsequent fluctuations in their value, is taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.


     The Portfolio expects that when-issued and forward commitment transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. Because the Portfolio will set aside cash or liquid assets to satisfy its purchase commitments in the manner described above, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or forward commitment basis ever exceed 25% of the value of its total assets.


     Foreign Securities. The Portfolio may acquire U.S. dollar-denominated securities of foreign corporations and certain types of bank instruments issued or supported by the credit of foreign banks or foreign branches of domestic banks where the Adviser deems the investments to present minimal credit risks. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States. In the event of a default by the issuer of a foreign security, it may be more difficult to obtain or enforce a judgment against such issuer than it would be against a domestic issuer. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.


     Stripped U.S. Government Obligations. The Portfolio may hold stripped U.S. Treasury securities, including: (1) coupons that have been stripped from U.S. Treasury bonds, which are held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"); (2) through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES"); or (3) other stripped securities issued directly by agencies or instrumentalities of the U.S. Government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. The Portfolio may also purchase U.S. Treasury and agency securities that are stripped by brokerage firms and custodian banks and resold in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" and "Certificates of Accrual on Treasury Securities". Such securities may not be as liquid as STRIPS and CUBES and are not viewed by the staff of the SEC as U.S. Government securities for purposes of the 1940 Act.


     The stripped coupons are sold separately from the underlying principal, which is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped principal-only securities acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury Department sells itself. In the case of bearer securities (i.e., unregistered securities that are owned ostensibly by the bearer or holder), the underlying U.S. Treasury bonds and notes themselves are held in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities, such as the Portfolio, most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities law purposes.

     The U.S. Government does not issue stripped Treasury securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.

     For custodial receipts, the underlying debt obligations are held separate from the general assets of the custodian and nominal holder of such securities, and are not subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian. The custodian is also responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest, to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

     Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which principal and interest is returned to investors. The Adviser will consider the liquidity needs of the Portfolio when any investments in zero coupon obligations or other principal-only obligations are made.

     Securities Lending. To increase return or offset expenses, the Portfolio may from time to time lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that has at least $1.5 billion in total assets, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. In accordance with current SEC policies, the Portfolio is currently limiting its securities lending to 33 1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. Loans are subject to termination by the Portfolio or a borrower at any time.

     While the Portfolio would not have the right to vote securities on loan, the Portfolio intends to terminate the loan and regain the right to vote should this be considered important with respect to the investment. When the Portfolio lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high quality, short-term obligations.

     Municipal Obligations. The Portfolio may invest in municipal obligations. Municipal obligations which may be acquired by the Portfolio include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

     The Portfolio may also purchase general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other tax exempt loans. Such instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

     Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Portfolio nor the Adviser will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

     Certain of the municipal obligations held by the Portfolio may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors, including credit downgrades, supply and demand.

     The payment of principal and interest on most securities purchased by the Portfolio will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

     Certain types of municipal obligations (private activity bonds) have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued on behalf of privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

     Municipal obligations purchased by the Portfolio may be backed by letters of credit issued by foreign and domestic banks and other financial institutions. Such letters of credit are not necessarily subject to federal deposit insurance and adverse developments in the banking industry could have a negative effect on the credit quality of the Portfolio's portfolio securities and its ability to maintain a stable net asset value and share price. Letters of credit issued by foreign banks, like other obligations of foreign banks, may involve certain risks in addition to those of domestic obligations.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Trust cannot, of course, predict what legislation, if any, may be proposed in the future as regards the income tax status of interest on municipal obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations for investment by the Portfolio and the liquidity and value of the Portfolio's portfolio. In such an event, the Trust would reevaluate the Portfolio's investment objective and policies and consider possible changes in its structure or possible dissolution.

     Commercial Paper and Variable and Floating Rate Instruments. The Portfolio may invest in commercial paper, including asset-backed commercial paper representing interests in a pool of corporate receivables, dollar-denominated obligations issued by domestic and foreign bank holding companies, and corporate bonds. Commercial paper represents short-term unsecured promissory notes issued in bearer from by banks or bank holding companies, corporations and/or finance companies. Instruments purchased by the Portfolio must meet the quality and maturity requirements of Rule 2a-7 under the 1940 Act.

     The Portfolio may purchase variable and floating rate obligations. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, for obligations subject to a demand feature, will monitor their financial status to meet payment on demand. The Portfolio will invest in such instruments only when the Adviser believes that any risk of loss due to issuer default is minimal. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or a variable or floating rate instrument scheduled on its face to be paid in 397 days or less, will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable or floating rate notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument.

     Variable or floating rate obligations held by the Portfolio may have maturities of more than 397 days provided that: (i) the Portfolio is entitled to payment of principal at any time upon not more than 30 days' notice or at specified intervals not exceeding 397 days (upon not more than 30 days' notice);
(ii) the rate of interest on a variable rate instrument is adjusted automatically on set dates not exceeding 397 days, and the instrument, upon adjustment, can reasonably be expected to have a market value that approximates its par value; and (iii) the rate of interest on a floating rate instrument is adjusted automatically whenever a specified interest rate changes and the instrument, at any time, can reasonably be expected to have a market value that approximates its par value.

     Such instruments may include variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by the Adviser (under the supervision of the Board of Trustees) to be of comparable quality at the time of purchase to First Tier Eligible Securities as defined in Rule 2a-7. There may be no active secondary market in the instruments, which could make it difficult for the Portfolio to dispose of an instrument in the event the issuer were to default on its payment obligation or during periods that the Portfolio could not exercise its demand rights. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio's 10% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a liquid trading market is absent.

     Funding Agreements. The Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed rate or a variable or floating interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any funding agreement purchased by the Portfolio will be regarded as illiquid. Funding agreements, together with other illiquid securities, will not constitute more than 10% of the Portfolio's net assets.


     Temporary Defensive Positions. During unfavorable market conditions, the Portfolio may temporarily hold up to 100% of its total assets in cash (which will not earn any income) and short-term obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. This strategy, which is not part of the Portfolio's principal investment strategies, could prevent the Portfolio from achieving its investment objective.

     Rule 2a-7 Requirements. The Fund is subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, the Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities that are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by the Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Board of Trustees of the Trust to determine that the Fund's investments present only "minimal credit risk" and are Eligible Securities. The Board of Trustees has established written guidelines and procedures for the Adviser and oversees the Adviser's determination that the Fund's portfolio securities present only "minimal credit risk" and are Eligible Securities. Rule 2a-7 requires, among other things, that the Fund may not invest, other than in United States "Government Securities" (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security; provided, however, that the Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof, provided, further that the Fund may not make more than one such investment at any time. Rule 2a-7 also provides that the Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.


Fundamental Investment Limitations

     The Portfolio is subject to the investment limitations enumerated in this subsection which may be changed with respect to the Portfolio only by a vote of the holders of a majority of the Portfolio's outstanding voting securities. As used in this SAI, "a majority of the Portfolio's outstanding voting securities" means (i) more than 50% of the Portfolio's outstanding voting shares or (ii) 67% or more of the Portfolio's voting shares present at a shareholder meeting if more than 50% of the Portfolio's outstanding voting shares are represented at the meeting in person or by proxy, whichever is less.

     The Portfolio may not:

     1. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, lend portfolio securities, and enter into repurchase agreements with respect to securities (together with any cash collateral) that are consistent with the Portfolio's permitted investments and that equal at all times at least 100% of the value of the purchase price.

     2. Borrow money or issue senior securities, except that the Portfolio may borrow from banks and the Portfolio may enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's total assets at the time of such borrowing. The Portfolio will not purchase securities while its borrowings (including reverse repurchase agreements) are outstanding.

     3. Invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Portfolio may invest more than 25% of its total assets in either government securities, as defined in the 1940 Act, or instruments of domestic banks.


     4. Purchase securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.


     5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets, or where otherwise permitted by the 1940 Act.

     6. Purchase or sell real estate (the Portfolio may purchase commercial paper issued by companies that invest in real estate or interests therein).

     7. Purchase securities on margin, make short sales of securities or maintain a short position.

     8. Underwrite the securities of other issuers.

     9. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs.

     10. Write or purchase put or call options.


     As stated above, in accordance with current regulations of the SEC, the Portfolio intends to invest no more than 5% of its total assets at the time of purchase in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities); provided, however, that the Portfolio may invest up to 25% of its total assets in the First Tier Eligible Securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days after the purchase thereof, provided, further that the Portfolio would not make more than one investment in accordance with the foregoing provision at any time. This intention is not, however, a fundamental policy of the Portfolio and may change in the event Rule 2a-7 is amended in the future.


                                 NET ASSET VALUE

     The net asset value per share of the Portfolio is calculated for the shares by adding the value of all portfolio securities and other assets belonging to the Portfolio, subtracting the liabilities charged to the Portfolio, and dividing the result by the number of outstanding shares of the Portfolio. Assets belonging to the Portfolio consist of the consideration received upon the issuance of shares of the Portfolio together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment portfolio. The liabilities that are charged to the Portfolio are borne proportionately by each share of the Portfolio. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Portfolio are conclusive.

     Net asset value for purposes of pricing purchase and redemption orders is determined as of the close of regular trading hours on the New York Stock Exchange (the "Exchange"), normally, 4:00 p.m. Eastern time, on each day the Exchange is open for trading and the Federal Reserve Bank's Fedline System is open. Currently, the Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

     The Trust uses the amortized cost method of valuation to value the Portfolio's portfolio securities, pursuant to which an instrument is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. The market value of portfolio securities held by the Portfolio can be expected to vary inversely with changes in prevailing interest rates.


     The Portfolio attempts to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share. In this regard, except for securities subject to repurchase agreements, the Portfolio will neither purchase a security deemed to have a remaining maturity of more than thirteen months within the meaning of the 1940 Act nor maintain a dollar-weighted average maturity which exceeds 90 days. The Board of Trustees has also established procedures that are intended to stabilize the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. These procedures include the determination, at such intervals as the Trustees deem appropriate, of the extent, if any, to which the net asset value per share of the Portfolio calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

     An example of how the Portfolio calculated its total offering price per share as of August 31, 2003 is as follows:

                           Net Assets
                ----------------------------   =    Net Asset Value per share
                     Shares Outstanding

                        $198,582,950
                ----------------------------   =               $1.00
                         198,582,950


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


     Shares of the Portfolio described in this SAI are sold without a sales charge imposed by the Trust, although shareholder servicing organizations may be paid by the Trust for advertising, distribution or shareholder services.
Depending on the terms of the particular account, shareholder servicing organizations also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Shareholder servicing organizations are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Portfolio shares prior to such purchase.


     Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Portfolio may also suspend or postpone the recording of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.

     In addition to the situations described in the Portfolio's Prospectus under "How to Sell Shares," the Portfolio may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Portfolio shares as provided in the Prospectus from time to time.

     Special Procedures for In-Kind Payments. Payment for shares of the Portfolio may, in the discretion of the Portfolio, be made in the form of securities that are permissible investments for the Portfolio as described in its Prospectus. For further information about this form of payment, contact the Portfolio at 1-800-452-2724. In connection with an in-kind securities payment, the Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio; that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; that adequate information be provided to the Portfolio concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $10,000,000.

                     ADDITIONAL INFORMATION CONCERNING TAXES

     The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that the Portfolio itself generally will be relieved of federal income and excise taxes. If the Portfolio were to fail to so qualify:
(1) the Portfolio would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Portfolio were to fail to make sufficient distributions in a year, the Portfolio would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company.


     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute dividends with respect to each calendar year in an amount at least equal to the sum of 98% of its ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.


     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Portfolio on December 31 of such year if such dividends are actually paid during January of the following year.

     The Portfolio will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Portfolio that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."

                             MANAGEMENT OF THE TRUST

     The Trust's Board of Trustees supervises and manages the business and affairs of the Portfolio. In accordance with Delaware's Business Trust Act, a Trustee is responsible for performing his or her duties in good faith, in a manner such Trustee reasonably believes to be in the best interests of the Trust and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Trust is not required to hold annual shareholder meetings.

Trustees and Officers


     The names, business addresses and ages of the Trustees and Officers of the Trust together with information as to their principal business occupations during at least the past five years are shown on the next page.

-------------------------- ----------- ----------- ---------- ------------------------ ------------------
                                        Term of    Number of
                                         Office    Portfolios
                           Position(s)    and      in Fund          Principal                Other
                              held       Length    Complex          Occupation           Directorships
                              with       of Time   Overseen        During the                Held
  Name, Address and Age    the Trust     Served    by Trustee    Past Five Years           by Trustee
-------------------------- ----------- ----------- ---------- ------------------------ ------------------
Independent Trustees
-------------------------------------------------- ---------- ------------------------ ------------------

Dr. Michael D. Akers       Trustee     Indefinite       1     Associate Professor of   Independent
P.O. Box 1881                          Term; Since            Accounting, Marquette    Trustee,
College of Business                    August 22,             University               MUTUALS.com (an
Administration                         2001                   (1996-present).          open-end
Marquette University                                                                   investment company
Milwaukee, WI 53201-1881                                                               with five
Age: 48                                                                                portfolios).
-------------------------- ----------- ----------- ---------- ------------------------ ------------------
Gary A. Drska              Trustee     Indefinite       1     Captain, Midwest         Independent
615 E. Michigan St.                    Term; Since            Airlines, Inc. (Airline  Trustee,
Milwaukee, WI 53202                    August 22,             Company) (2000-present); MUTUALS.com (an
Age: 47                                2001                   Director-Flight          open-end
                                                              Standards & Training     investment company
                                                              (July 1990-December      with five
                                                              1999).                   portfolios).
-------------------------- ----------- ----------- ---------- ------------------------ ------------------
Interested Trustees and Officers
-------------------------- ----------- ----------- ---------- ------------------------ ------------------
Joseph C. Neuberger*       Trustee     Indefinite       1     Senior Vice President,   Trustee,
615 E. Michigan St.        and         Term; Since            U.S. Bancorp Fund        MUTUALS.com (an
Milwaukee, WI 53202        Chair-      August 22,             Services, LLC            open-end
Age: 41                    person      2001                   (1994-present).          investment company
                                                                                       with five
                                                                                       portfolios).
-------------------------- ----------- ----------- ---------- ------------------------ ------------------
Garett Plona               President   Indefinite       1     Portfolio Manager,       N/A
CityPlace II,              and         Term; Since            Conning Asset Management
185 Asylum St.             Treasurer   August 28,             Company (1999-present);
Hartford, CT 06103                     2003                   Equity Analyst, Knights
Age: 32                                                       of Columbus (1996-1999)
-------------------------- ----------- ----------- ---------- ------------------------ ------------------
John J. Gauthier           Vice        Indefinite      N/A    Senior Vice President    N/A
CityPlace II,              President   Term; Since            and Portfolio Manager,
185 Asylum St.                         August 22,             Conning Asset Management
Hartford, CT 06103                     2001                   Company (1997--present);
Age: 40                                                       Portfolio Manager,
                                                              General Reinsurance
                                                              Corp., a reinsurance
                                                              company, and General
                                                              Re-New England Asset
                                                              Management, an
                                                              investment firm
                                                              (1994-1997).
-------------------------- ----------- ----------- ---------- ------------------------ ------------------
Eric W. Falkeis            Vice        Indefinite      N/A    Vice President, U.S.     N/A
615 E. Michigan St.        President   Term; Since            Bancorp Fund Services,
Milwaukee, WI 53202                    August 22,             LLC (2001-present);
Age: 30                                2001                   Assistant Vice
                                                              President, U.S.
                                                              Bancorp Fund
                                                              Services, LLC
                                                              (1997-2001); Audit
                                                              Senior,
                                                              PricewaterhouseCoopers
                                                              LLP (1995-1997).
-------------------------- ----------- ----------- ---------- ------------------------ ------------------
Chad E. Fickett            Secretary   Indefinite      N/A    Assistant Vice           N/A
615 East Michigan St.                  Term; Since            President, U.S. Bancorp
Milwaukee, WI 53202                    November,              Fund Services, LLC (July
Age: 30                                2003                   2000 - present).
-------------------------- ----------- ----------- ---------- ------------------------ ------------------
*    Mr. Neuberger is an "interested person" of the Trust as defined by the 1940
     Act. Mr.  Neuberger is an  interested  person of the Trust by virtue of the fact  that he is an  affiliated  person of Quasar  Distributors,  LLC,  the
     Portfolio's principal underwriter.


     Trustee Compensation


     For their service as Trustees, for the fiscal year ended August 31, 2004, the independent Trustees will receive a retainer fee of $3,000 per year and $500 per Board meeting, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Interested Trustees do not receive any compensation for their service as Trustees. The members of the Trust's Board of Trustees received the following compensation during the fiscal year ended August 31, 2003:


                                        Pension or Retirement                        Total
                         Aggregate       Benefits Accrued as  Estimated Annual Compensation from
 Name of Person/     Compensation From    Part of Portfolio     Benefits Upon    Trust Paid to
 Position              the Portfolio           Expenses          Retirement         Trustees
--------------------- ----------------- --------------------- ---------------- -----------------
Joseph C. Neuberger,
Trustee                      None                None               None              None
--------------------- ----------------- --------------------- ---------------- -----------------
Dr. Michael D. Akers,       $4,000               None               None             $4,000
Trustee
--------------------- ----------------- --------------------- ---------------- -----------------
Gary A. Drska,              $4,000               None               None             $4,000
Trustee

     Trustee Ownership of Portfolio Shares


     The following table shows the dollar range of shares beneficially owned by each Trustee in the Portfolio as of December 31, 2002:

Name of Trustee                              Aggregate Dollar Range of Equity
                                            Securities Beneficially Owned (1)
------------------------------------------ -------------------------------------
Joseph C. Neuberger, Trustee                               None

Dr. Michael D. Akers, Trustee                              None

Gary A. Drska, Trustee                                     None

(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.


     Board Committees


     Audit Committee. The Portfolio has an Audit Committee, which is comprised of the independent members of the Board of Trustees, Dr. Michael D. Akers and Mr. Gary A. Drska. The Audit Committee reviews financial statements and other audit-related matters for the Portfolio. The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor's independence. The Audit Committee met once during the last fiscal year.

     Nomination Committee. The Portfolio has a Nomination Committee, which is comprised of the independent members of the Board of Trustees, Dr. Michael D. Akers and Mr. Gary A. Drska. The Nomination Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of Trustees as is considered necessary from time to time and meets only as necessary. There are no policies in place regarding nominees recommended by shareholders. The Committee did not have reason to meet during the fiscal year ended August 31, 2003.

     Valuation Committee. The Portfolio has a Valuation Committee. The Valuation Committee is responsible for the following: (1) monitoring the valuation of Portfolio securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. Members of the Valuation Committee are Mr. Joseph C. Neuberger and Mr. Eric W. Falkeis. The Valuation Committee meets as necessary when a price is not readily available. The Valuation Committee did not have reason to meet during the fiscal year ended August 31, 2003.


     Board Interest in the Adviser and Distributor


     As of December 31, 2002, none of the Independent Trustees or members of their immediate families owned any securities of the Adviser, the Distributor or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser or Distributor. During the two most recently completed calendar years, none of the Independent Trustees or members of their immediate families conducted any transactions (or series of transactions) with the Adviser, Distributor or any affiliate of the Adviser or Distributor in which the amount involved exceeded $60,000.


     Control Persons and Principal Shareholders


     A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Portfolio. A control person is generally any person who owns beneficially, either directly or through controlled companies, more than 25% of the voting securities of the Portfolio or acknowledges the existence of control. As of December 1, 2003, no person owned of record or was known to the Portfolio to own of record or beneficially 5% or more of the outstanding shares of the Portfolio.

     As of December 1, 2003 the Trustees and officers of the Portfolio, as a group, owned less than 1% of the outstanding shares of the Portfolio.


Advisory Services


     Investment advisory services are provided to the Portfolio by Conning Asset Management Company (the "Adviser") pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser is an indirect subsidiary of Conning Corporation, which is wholly owned by Swiss Re America Holding Corporation ("Swiss Re"). Subsidiaries of Conning Corporation provide specialized financial services to the insurance industry. Swiss Re is a leading reinsurer that provides risk transfer, risk financing and asset management to clients on a global basis. As of September 30, 2003, the Adviser had approximately $39.5 billion in assets under contract.

     The Adviser is responsible for decisions to buy and sell the Portfolio's investments and all other transactions related to investment therein. The Adviser negotiates brokerage commissions and places orders of purchases and sales of the Portfolio's portfolio securities and is generally responsible for the day-to-day management of the Portfolio subject to the general supervision of the Portfolio's Board of Trustees. In exchange for these services, the Adviser is entitled to be paid contractual fees accrued daily and paid monthly, at the annual rate (as a percentage of the Portfolio's average daily net assets) of 0.40%, but has voluntarily agreed to waive and/or reimburse a portion of those expenses. Currently, the Adviser receives an annual rate of 0.12% after waivers. The Adviser may, in its sole discretion, discontinue voluntary waivers and/or reimbursements of such expenses at any time without further notice. During the stated fiscal periods, the Adviser received the following advisory fees:


                             For the Fiscal Year       For the Fiscal Period
                                    Ended           September 20, 2001* through
Advisory Fees                  August 31, 2003            August 31, 2002

Fees Accrued                      $908,014                    $932,511
Fees Waived                      $(635,610)                  $(652,758)
                                 ----------                  ----------
Net Advisory Fee Paid             $272,404                    $279,753
                                  ========                    ========

*    Portfolio commenced operations on September 20, 2001.

     In the Advisory Agreement, the Adviser has agreed to pay all expenses incurred in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Portfolio.

     Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement. Furthermore, under the Advisory Agreement, the Adviser is authorized to delegate its responsibilities to another adviser. The Advisory Agreement may be terminated at any time, without the payment of any penalty by vote of a majority of the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser at any time without the payment of any penalty, on 90 days written notice to the Trust. The Advisory Agreement will automatically and immediately terminate in the event of its assignment.

     In re-approving the Advisory Agreement on behalf of the Portfolio, at a meeting of the Board of Trustees on August 28, 2003, the Board of Trustees, including the Independent Trustees, took into consideration several factors, including:

     (a) the nature and quality of the services to be provided by the Adviser to the Portfolio;
     (b)  the appropriateness of the fees paid by the Portfolio to the Adviser;
     (c)  the level of Portfolio expenses;
     (d) the reasonableness of the potential profitability of the Advisory Agreement to the Adviser; and
     (e)  the nature of the Portfolio's proposed investments.

     Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by the Portfolio and the proposed expenses of the Portfolio were reasonable and generally consistent in relation to the relevant peer groups. In particular, the Board of Trustees noted that when the Portfolio's fees were compared against other similarly situated money market funds that operated as sweep vehicles, the fees were in line with industry averages as a whole. The Board of Trustees also noted that the Adviser had voluntarily waived a portion of its advisory fees since the Portfolio's inception and had intended to do so in the foreseeable future.

     In considering whether to renew the Advisory Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. Based on their evaluation of all material factors discussed above, the Trustees and Independent Trustees concluded that the Advisory Agreement was fair, reasonable and in the best interest of shareholders, and that it should be approved.

     Regulatory Matters. Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a servicing agreement by the Portfolio to a financial intermediary in connection with the investment of fiduciary funds in the Portfolio's shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into servicing agreements.


     Shares of the Portfolio are not bank deposits, are neither endorsed by, insured by, or guaranteed by, obligations of, nor otherwise supported by the FDIC, the Federal Reserve Board, U.S. Bank, N.A., United States Bank National Association or the Adviser, their affiliates or any other bank, or any other governmental agency.

Administration Services


     U.S. Bancorp Fund Services, LLC ("USBFS") provides administrative services to the Portfolio pursuant to a fund administration servicing agreement (the "Administration Agreement"). Under the Administration Agreement, USBFS provides various services. USBFS:

     o assists in maintaining office facilities, furnishes clerical services, stationery and office supplies;
     o monitors the Portfolio's arrangements with respect to services provided by shareholder servicing organizations and institutions;
     o    generally assists in the Portfolio's operations;
     o compiles data for and prepares, with respect to the Portfolio, timely notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act and Semi-Annual Reports to the SEC and current shareholders;
     o coordinates the execution and filing by the Trust of all federal and state tax returns and required tax filings other than those required to be made by the Trust's custodian and transfer agent;
     o prepares compliance filings and blue sky registrations pursuant to state securities laws with the advice of the Trust's counsel;
     o    assists,  to the  extent  requested  by the  Trust,  with the  Trust's preparation of Annual and Semi-Annual reports to Portfolio shareholders and Registration Statements for the Portfolio;
     o monitors the Portfolio's expense accruals and causes all appropriate expenses to be paid on proper authorization from the Portfolio;
     o monitors the Portfolio's status as a regulated investment company under Subchapter M of the Code;
     o    maintains the  Portfolio's  fidelity bond as required by the 1940 Act;
          and
     o monitors compliance with the policies and limitations of the Portfolio as set forth in the Prospectus, SAI, By-laws and Declaration of Trust.


     USBFS is entitled to receive a fee for its administrative services, accrued daily and payable monthly, in a minimum annual amount of $60,000 for the Portfolio. Of its administrative fee, USBFS has contractually agreed to waive 0.11% of the first $250 million in net assets and 0.08% on the next $250 million in net assets. During the stated fiscal periods, USBFS received the following administrative fees:

                                                           For the Fiscal Period
                                 For the Fiscal Year        September 20, 2001*
                                        Ended                     through
Administration Fees                August 31, 2003            August 31, 2002
-------------------                ---------------            ---------------
Fees Accrued                            $454,007                    $466,256
Fees Waived                            $(249,704)                  $(255,226)
                                       ----------                  ----------
Net Administration Fee Paid             $204,303                    $221,030
                                       ==========                  ==========

*    Portfolio commenced operations on September 20, 2001.

     Under the Administration Agreement, USBFS is not liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the performance of the Administration Agreement, except a loss resulting from willful misconduct, bad faith or negligence on the part of USBFS in the performance of its duties. USBFS, Quasar Distributors, LLC, the Portfolio's distributor and principle underwriter, and U.S. Bank, N.A., the Portfolio's custodian, are affiliated entities.


     Distributor


     Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the "Distributor"), serves as distributor and principal underwriter to the Portfolio. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor provides distribution services for the Portfolio as described in the Portfolio's Prospectus pursuant to a distribution agreement with the Portfolio under which the Distributor, as agent, sells shares of the Portfolio on a continuous basis. The Distributor has agreed to use its best efforts to solicit orders for the sale of shares, although it is not obliged to sell any particular amount of shares. The Distributor causes expenses to be paid for the cost of printing and distributing prospectuses to persons who are not shareholders of the Portfolio (excluding preparation and printing expenses necessary for the continued registration of the Portfolio's shares) and of printing and distributing all sales literature.

     Shareholder Services

     The Trust has adopted a shareholder services plan (the "Plan") with respect to the Portfolio. Under the Plan, the Portfolio may pay broker-dealers, financial advisers and other institutions ("Service Organizations") for (a) shareholder liaison services, which means personal services for shareholders and/or the maintenance of shareholder accounts, such as responding to customer inquiries and providing information on accounts; and (b) administrative support services, which include but are not limited to: (i) transfer agent and sub-transfer agent services for beneficial owners of shares of the Portfolio;
(ii) aggregating and processing purchase and redemption orders; (iii) providing beneficial owners with statements showing their position in shares of the Portfolio; (iv) processing dividend payments; (v) providing sub-accounting services for shares of the Portfolio held beneficially; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updated prospectuses, to beneficial owners; and (vii) receiving, translating and transmitting proxies executed by beneficial owners.


     Under the Plan, payments by the Trust to a Service Organization for shareholder liaison services and administrative support services may not exceed the annual rates of 0.25% and 0.50%, respectively, of the average daily net assets attributable to the Portfolio's outstanding shares which are owned of record or beneficially by that Service Organization's customers for whom the Service Organization is the dealer of record or shareholder of record or with whom it has a servicing relationship. The servicing agreements adopted under the Shareholder Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include affiliates of the Adviser) to perform certain services, including providing shareholder liaison services and/or administrative support services with respect to the beneficial owners of shares of the Portfolio, such as those described above.


     Under the Servicing Agreements and upon notice to the Trust, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreement with the Trust. Such Service Organization shall be as fully responsible to the Trust for the acts or omissions of any subcontractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Trust. In addition, from time to time one or more Service Organizations may voluntarily waive all or a portion of their fees.


     The Trust understands that Service Organizations providing such services may also charge fees to their customers beneficially owning shares of the Portfolio. These fees would be in addition to any amounts that may be received by such a Service Organization under its Servicing Agreement with the Trust. The Trust's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by the Portfolio and any other compensation payable by its customers in connection with their investment in shares of the Portfolio. Customers of such a Service Organization receiving servicing fees should read the Portfolio's Prospectus and this Statement of Additional Information in light of the terms governing their accounts with their Service Organization.


     The Board of Trustees has approved the Plan and its respective arrangements with Service Organizations based on information provided by the Trust's service contractors that there is a reasonable likelihood that the Plan and arrangements will benefit the Portfolio and its shareholders. Pursuant to the Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts of servicing fees expended pursuant to the Plan and the purposes for which the expenditures were made. Any material amendment to the Plan or arrangements with Service Organizations must be approved by a majority of the Board of Trustees. During the stated fiscal periods, the Portfolio paid the following in shareholder servicing fees to various Service Organizations:


                                For the Fiscal Year     For the Fiscal Period
                                       Ended         September 20, 2001* through
Shareholder Servicing Fees        August 31, 2003          August 31, 2002

Fees Accrued                         $1,702,527              $1,748,465
Fees Waived                          $(204,303)              $(209,822)
                                     ----------              ----------
Net Shareholder Servicing Fees       $1,498,224              $1,538,643
                                     ==========              ==========

*    Portfolio commenced operations on September 20, 2001.


     Custodian, Transfer Agent and Fund Accountant


     U.S. Bank, N.A. serves as custodian of all the Portfolio's assets. Under a custody agreement with the Trust, U.S. Bank, N.A. has agreed to (i) maintain a separate account in the name of the Portfolio, (ii) make receipts and disbursements of money on behalf of the Portfolio, (iii) collect and receive all income and other payments and distributions on account of the Portfolio's portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to the Trust concerning the Portfolio's operations. U.S. Bank, N.A. may, at its own expense, open and maintain a custody account or accounts on behalf of the Portfolio with other banks or trust companies, provided that U.S. Bank, N.A. shall remain liable for the performance of all of its duties under the custody agreement notwithstanding any delegation. In addition, U.S. Bank, N.A., as custodian, is entitled to certain charges for securities transactions and reimbursement for expenses.

     USBFS also serves as transfer agent and dividend disbursing agent for the Portfolio under a transfer agent servicing agreement. As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Portfolio, (ii) make dividend and other distributions to shareholders of the Portfolio, (iii) respond to correspondence by Portfolio shareholders and others relating to its duties, (iv) maintain shareholder accounts, and (v) make periodic reports to the Portfolio. In addition, the Portfolio has entered into a fund accounting servicing agreement with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Portfolio in compliance with the 1940 Act and to provide other accounting services to the Portfolio.

                                  PROXY VOTING

     It is anticipated that the Portfolio will be comprised almost entirely, if not exclusively, of non-voting securities. However, in situations where the Portfolio will need to exercise a voting decision with respect to its investments, the Trust believes that the Adviser is in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Trust has delegated its authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Portfolio's proxy voting policies are summarized below.

     Policies of the Portfolio's Investment Adviser

     It is the Adviser's policy to vote all proxies received by the Portfolio in a timely manner. Upon receiving each proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

     Conflicts of Interest

     The Adviser's duty is to vote in the best interests of the Portfolio's shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Adviser and the interests of the Portfolio, the Adviser will take one of the following steps to resolve the conflict:

     1. Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Adviser;
     2. Disclose the conflict to the Board of Trustees of the Portfolio and obtain their direction on how to vote the proxy;
     3. Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service; or
     4. Suggest that the Portfolio engage another party to determine how the proxy should be voted.

     More Information

     The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-452-2724, or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Portfolio's proxy voting policies and procedures are also available by calling 1-800-452-2724 and will be sent within three business days of receipt of a request.


                                    EXPENSES


     Operating expenses of the Portfolio include taxes, interest, fees and expenses of Trustees and officers, SEC fees, state securities and qualification fees, advisory fees, administrative fees, Service Organization fees, charges of the custodian and transfer agent, dividend disbursing agent and accounting services agent, certain insurance premiums, auditing and legal expenses, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and meetings, membership fees in the Investment Company Institute, and any extraordinary expenses. The Portfolio also pays any brokerage fees, commissions and other transactions charges (if any) incurred in connection with the purchase or sale of portfolio securities.

                              INDEPENDENT AUDITORS

     Deloitte & Touche LLP, independent auditors, 411 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, serve as auditors for the Trust.


                                  LEGAL COUNSEL

     Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin, 53202, acts as legal counsel to the Portfolio.

                            PERFORMANCE CALCULATIONS


     The Portfolio may quote its "yield" and "effective yield" in its Prospectus, advertisements or in communications to shareholders. Yield figures in the Portfolio's Prospectus are based on historical earnings and are not intended to indicate future performance. The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "yield" and "effective yield" of the Portfolio are calculated according to formulas prescribed by the SEC. The standardized seven-day yield for the Portfolio is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in the Portfolio includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares and all fees, other than nonrecurring account sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Portfolio's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yield for the Portfolio is computed by compounding the Portfolio's unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result. The fees which may be imposed by financial intermediaries directly on their customers for cash management services are not reflected in the Trust's calculations of yields for the Portfolio.


     Average Annual Total Returns


     The Portfolio may also compute "average annual total return." Average annual total return reflects the average annual percentage change in value of an investment in shares of a series over the measuring period. The Portfolio may compute aggregate total return, which reflects the total percentage change in value over the measuring period.


     Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                        n
                                 P(1 + T)  = ERV

         Where: P     =   a hypothetical initial payment of $1,000
                T     =   the average annual total return
                n     =   the number of years and
                ERV   =   the ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the period.

     All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     Performance information for the Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and quality of the portfolio and the market conditions during the relevant period and should not be considered as a representation of results that may be achieved in the future. The average annual total returns for the Portfolio for the fiscal periods ended August 31, 2003 were as follows:

                One Year                                     0.47%
                Since Inception (September 20, 2001)         0.80%


     Additionally, the total returns and yields of the Portfolio may be compared in publications to those of other mutual funds with similar investment objectives and to other relevant indices, rankings or other information prepared by independent services or other financial or industry publications that monitor the performance of mutual funds or to investments for which reliable performance data is available. For example, the yields of the Portfolio may be compared to the Donoghue's Money Fund Average which is an average compiled by IBC/Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds. In addition, the yields of the Portfolio may be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc. (a widely recognized independent service which monitors the performance of mutual funds), Indata, Frank Russell, CDA, and the Bank Rate Monitor. Other similar yield data, including comparisons to the performance of U.S. Bank repurchase agreements, or the average yield data for similar asset classes including but not limited to Treasury bills, notes and bonds, may also be used for comparison purposes.

     Yield data and total return as reported in national financial publications including Mutual Fund Forecaster, IBCS Money Fund Report(R), CDA/Wiesenberger, Forbes, Fortune, Business Weekly, American Banker, Institutional Investor, U.S.A. Today, Money Magazine, Barron's, Morningstar Mutual Funds, The Wall Street Journal, Mutual Funds Magazine, Kiplingers Personal Finance and The New York Times, or in publications of a local or regional nature, may also be used in comparing the yields of the Portfolio.


     Since performance fluctuates, performance data cannot necessarily be used to compare an investment in the Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Investors should remember that performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by Shareholder Organizations directly to their customer accounts in connection with investments in shares of the Portfolio will not be included in the Portfolio's calculations of yield and total return.


         The current yield for the Portfolio may be obtained by calling USBFS at 1-800-452-2724.

                          ANTI-MONEY LAUNDERING PROGRAM

     The Portfolio has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Portfolio's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Portfolio's Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Portfolio will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

     As a result of the Program, the Portfolio may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Portfolio may be required to transfer the account or proceeds of the account to a governmental agency.

                              FINANCIAL STATEMENTS


     The annual report to shareholders for the Portfolio for the fiscal year ended August 31, 2003 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated by reference in this SAI. The 2003 Annual Report was filed with the SEC on October 31, 2003.



Appendix A-8

                                   APPENDIX A



Short-Term Ratings

     A Standard & Poor's short-term rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for short-term obligations:


     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


     Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

     "P-1" - Issuers (or supporting institutions) have a superior ability to repay short-term debt obligations.

     "P-2" - Issuers (or supporting institutions) have a strong ability to repay short-term debt obligations.

     "P-3" - Issuers (or supporting institutions) have an acceptable ability to repay short-term obligations.

     "NP" (Not Prime) - Issuers (or supporting institutions) do not fall within any of the Prime rating categories.

     Fitch Ratings Ltd.'s ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:


     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.


     "+" or "-" may be appended to an "F1" rating class to denote relative status within the category.

Long-Term Ratings

     The following summarizes the ratings used by Standard & Poor's for long-term obligations:


     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.


     "C" -The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


     The following summarizes the ratings used by Moody's for long-term obligations:

     "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

     "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

     "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

     "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

     "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

     "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

     "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

     "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.


     "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


     "CCC" "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".


Municipal Note Ratings

     A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


     Moody's ratings for short-term municipal obligations that are considered investment grade are designated as Municipal Investment Grade ("MIG") and are divided into three levels as noted below. In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. "MIG" ratings expire at the maturity of the obligation.

     "MIG 1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     "MIG 2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     "MIG 3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

     In the case of variable rate demand obligations ("VRDOs"), Moody's uses a two-component rating: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the "MIG" rating scale, the Variable Municipal Investment Grade or "VMIG" rating. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG 1".

     "VMIG 1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "VMIG 2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "VMIG 3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.


     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.



                                  ZODIAC TRUST
                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits.

(a)  Declaration of Trust
     (1) Certificate of Trust -- Previously filed with Registrant's Initial Registration on Form N-1A filed with the SEC on June 5, 2001 and is incorporated by reference.
     (2) Agreement and Declaration of Trust -- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration
          Statement on Form N-1A with the SEC on August 1, 2001 and is incorporated by reference.
(b) Bylaws -- Previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on August 1, 2001 and is incorporated by reference.
(c) Instruments Defining Rights of Security Holders -- Incorporated by reference to the Agreement and Declaration of Trust.
(d) Investment Advisory Agreement -- Previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on August 30, 2001 and is incorporated by reference.
(e) Underwriting Agreement -- Previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on August 30, 2001 and is incorporated by reference.
(f)  Bonus or Profit Sharing Contracts -- Not applicable.
(g)  Custody Agreement -- Filed herewith.
(h)  Other Material Contracts
     (1)  Fund Administration Servicing Agreement -- Filed herewith.
     (2)  Transfer Agent Servicing Agreement -- Filed herewith.
     (3)  Fund Accounting Servicing Agreement -- Filed herewith.
     (4) Shareholder Servicing Plan -- Previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on August 30, 2001 and is incorporated by reference.
     (5)  Power of Attorney -- Filed herewith.
(i) Opinion and Consent of Counsel -- Previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on August 30, 2001 and is incorporated by reference.
(j)  Consent of Independent Auditors -- Filed herewith.
(k)  Omitted Financial Statements -- Not applicable.
(l)  Agreement Relating to Initial Capital -- Filed herewith.
(m)  Rule 12b-1 Plan -- Not applicable.
(n)  Rule 18f-3 Plan -- Not applicable.
(o)  Reserved.
(p)  Code of Ethics -- Not applicable (Fund is a Money Market Fund).

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Reference is made to Article X of the Registrant's Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser.

     Conning Asset Management Company ("Conning") serves as the investment adviser for the Conning Money Market Portfolio, currently the only series of the Trust. The principal business address of Conning is City Place II, 185 Asylum St., Hartford, CT 06103-4105. Conning is an investment adviser registered under the Investment Advisers Act of 1940. The business and other connections of Conning are set forth in its Uniform Application for Investment Adviser Registration ("Form ADV") as filed with the SEC and incorporated by reference herein.


Item 27. Principal Underwriter.

     (a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust                  The Hennessy Funds, Inc.
           AHA Investment Funds              The Hennessy Mutual Funds, Inc.
     Alpha Analytics Investment Trust              Jacob Internet Fund
           Alpine Equity Trust                 The Jensen Portfolio, Inc.
           Alpine Series Trust                        Kenwood Funds
           Alpine Income Trust                  Kit Cole Investment Trust
     Alternative Investment Advisors           Light Revolution Fund, Inc.
            Blue & White Fund                       The Lindner Funds
         Brandes Investment Trust                      LKCM Funds
      Brandywine Advisors Fund, Inc.           Matrix Advisors Value Fund, Inc.
           Brazos Mutual Funds                     Monetta Fund, Inc.
              Buffalo Funds                           Monetta Trust
            CCM Advisors Funds                          MP63 Fund
       CCMA Select Investment Trust                    MUTUALS.com
        Country Mutual Funds Trust                    NorCap Funds
            Cullen Funds Trust                       Optimum Q Funds
         Dow Jones Islamic Index                   Permanent Portfolio
              Everest Funds                    PIC Investment Trust Funds
        First American Funds, Inc.          Professionally Managed Portfolios
First American Insurance Portfolios, Inc.       Prudent Bear Mutual Funds
  First American Investment Funds, Inc.           Purisima Funds Trust
   First American Strategy Funds, Inc.                Rainier Funds
             FFTW Funds, Inc.                       SEIX Funds, Inc.
         Fort Pitt Capital Funds              TIFF Investment Program, Inc.
               Gintel Fund                     Thompson Plumb Funds, Inc.
           Glenmede Fund, Inc.            TT International U.S.A. Master Trust
         Guinness Atkinson Funds                      Wexford Trust
       Harding, Loevner Funds, Inc.                   Zodiac Trust
----------------------------------------- --------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal   Position and Offices with Quasar Positions and Offices with
Business Address     Distributors, LLC                Registrant
-------------------- -------------------------------- --------------------------
James R. Schoenike   President, Board Member          None
-------------------- -------------------------------- --------------------------
Donna J. Berth       Treasurer                        None
-------------------- -------------------------------- --------------------------
Michael Zielinski    Secretary                        None
-------------------- -------------------------------- --------------------------
Joe Redwine          Board Member                     None
-------------------- -------------------------------- --------------------------
Bob Kern             Board Member                     None
-------------------- -------------------------------- --------------------------
Eric W. Falkeis      Board Member                     None
-------------------- -------------------------------- --------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.


     (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Portfolio during the last fiscal year by the principal underwriter who is not an affiliated person of the Portfolio.


                                         (2)                     (3)
                                   Net Underwriting        Compensation on             (4)                (5)
             (1)                    Discounts and           Redemption and          Brokerage            Other
Name of Principal Underwriter         Commission             Repurchases           Commissions       Compensation
------------------------------- ----------------------- ----------------------- ------------------ ------------------
Quasar Distributors, LLC        None                    None                    None               None
-------------------------------


Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                            Are located at:
-------------------                             ---------------

Registrant's Fund Administrator,                U.S. Bancorp Fund Services, LLC
Fund Accountant, and Transfer Agent             615 East Michigan Street
                                                Milwaukee, WI  53202

Registrant's Investment Adviser                 Conning Asset Management Company
                                                City Place II
                                                185 Asylum St.
                                                Hartford, CT  06103-4105

Registrant's Custodian                          U.S. Bank, N.A.
                                                425 Walnut Street
                                                Cincinnati, OH  54202

Registrant's Distributor                        Quasar Distributors, LLC
                                                615 East Michigan Street
                                                Milwaukee, WI  53202

Item 29. Management Services Not Discussed in Parts A and B.

     Not applicable.

Item 30. Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 19th day of December, 2003.

                                  ZODIAC TRUST


                          By: /s/ Joseph C. Neuberger*
                          ----------------------------
                              Joseph C. Neuberger
                              President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on December 19, 2003 by the following persons in the capacities indicated.

Signature                              Title
---------                              -----

/s/ Joseph C. Neuberger*               Trustee and Chairperson
-------------------------
Joseph C. Neuberger

/s/ Dr. Michael D. Akers*              Independent Trustee
-------------------------
Dr. Michael D. Akers

/s/ Gary A. Drska*                     Independent Trustee
-------------------------
Gary A. Drska

/s/ Garett Plona*                      President, Treasurer and Principal
-------------------------              Accounting Officer
Garett Plona


* By /s/ Joseph C. Neuberger
-------------------------------
         Joseph C. Neuberger

Attorney-in-Fact pursuant to Power of Attorney filed herewith.



EXHIBIT INDEX

 Exhibit                                                 Exhibit No.
 -------                                                 -----------

 Custody Agreement                                       EX-99.g
 Fund Administration Agreement                           EX-99.h.1
 Transfer Agency Servicing Agreement                     EX-99.h.2
 Fund Accounting Agreement                               EX-99.h.3
 Power of Attorney                                       EX-99.h.5
 Consent of Deloitte & Touche LLP                        EX-99.j
 Agreement Relating to Initial Capital                   EX-99.l